Short-Term and Long-Term Borrowings (Details) - Schedule of Short-Term Borrowings - Short-Term Debt [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Short-Term Debt [Line Items]
Short-term bank loans	$ 16,036,184	$ 14,469,670
Short-term loans from third-party individuals and entities	7,879,608	6,823,293
Total	$ 23,915,792	$ 21,292,963